License and Development Agreements	12 Months Ended
Dec. 31, 2020
License And Development Agreements [Abstract]
License and Development Agreements

17. License and Development Agreements

a) License Agreement with Novartis Pharma for Dovitinib

We hold the exclusive worldwide rights to all therapeutic and/or diagnostic uses related to cancer in humans for dovitinib from Novartis Pharma AG (“Novartis”) pursuant to a license agreement. Pursuant to the agreement, we are solely responsible for the development of dovitinib during the term of the agreement.

Development Milestone Payments

Pursuant to the agreement, we have agreed to make milestone payments to Novartis in connection with the development of dovitinib by us or our affiliates, or by a third-party (a “Program Acquirer”) that assumes control of the dovitinib development program from us corresponding to: (i) upon enrollment of half of the patients required in a Phase 2 clinical trials in certain countries in accordance with agreed upon protocols; (ii) Upon dosing of the first patient in the first Phase 3 clinical trial; (iii) upon submission of the first NDA with the FDA; (iv) submission of an MAA to the EMA or any other Regulatory Authority in certain countries; (v) upon receipt of the first authorization by the FDA to market and sell a licensed product; and (v) upon receipt of a MAA (including a respective pricing and reimbursement approval) for a licensed product in one or more specified European countries. If all milestones have been achieved, we may be obligated to pay Novartis up to a maximum of $26 million.

Royalty Payments

In addition to the milestone payments described above, we have agreed to pay Novartis royalties based on annual incremental sales of product derived from dovitinib in an amount between five percent (5%) and ten percent (10%) of annual sales of between $0 and $250 million, between six percent (6%) and thirteen percent (13%) of annual sales between $250 million and $500 million, between seven percent (7%) and thirteen percent (13%) of annual sales between $500 million and $750 million, and between thirteen percent (13%) and fifteen percent (15%) of annual sales in excess of $750 million.

We are obligated to pay royalties under the agreement on a country-by-country and product-by-product basis for a period that commences with the first commercial sale of a product until the later of (i) the expiration of the last to expire valid claim of any licensed patent covering such licensed product in such country; or, (ii) the expiration of regulatory-based exclusivity for such licensed product in such country or (iii) the ten (10) year anniversary of the date of first commercial sale of such licensed product in such country. However, the agreement may be sooner terminated without cause by us upon 120 days prior written notice, or upon written notice of a material breach of the agreement by Novartis that is not cured within 30 days. Novartis also has the right to terminate the agreement upon written notice of a material breach of the agreement by us that is not cured within 30 days or in the event that we file for bankruptcy.

b) License Agreement with Eisai for Stenoparib

We hold the exclusive worldwide rights to any and all preventative, therapeutic and/or diagnostic uses related to cancer in humans and by amendment to the agreement on December 11, 2020, viral infections in humans (including, but not limited to, coronaviruses) for stenoparib from Eisai, Inc. (“Eisai”) pursuant to a license agreement. Pursuant to the license agreement, we are solely responsible for the development of stenoparib during the term of the agreement. The agreement also provides for a joint development committee consisting of six (6) members, three (3) appointed by us and three (3) appointed by Eisai. One of our members of the joint development committee is designated chair of the committee and has the power to break any deadlock in decisions by the committee that must be made by a majority vote with each representative having one (1) vote. The purpose of the committee is to implement and oversee development activities for stenoparib pursuant to the clinical development plan, serves as a forum for exchanging data, information and development strategy.

Development Milestone Payments

Pursuant to the agreement, we have agreed to make milestone payments to Eisai in connection with the development of stenoparib by us or our affiliates, or by a third-party (a “Program Acquirer”) that assumes control of the stenoparib development program from us corresponding to: (i) successful completion of a Phase 2 clinical trial; (ii) Upon dosing of the first patient in the first Phase 3 clinical trial; (iii) upon submission of the first NDA with the FDA; (iv) submission of an MAA to the EMA; (v) submission of an NDA to the MHLW in Japan; (vi) upon receipt of authorization by the FDA to market and sell a licensed product; (vii) upon receipt of approval of an MAA by the EMA for a licensed product; and (viii) upon receipt of approval by the MHLW in Japan for a licensed product. If all milestones have been achieved, we may be obligated to pay Eisai up to a maximum of $94 million.

Royalty Payments

In addition to the milestone payments described above, we have agreed to pay Eisai royalties based on annual incremental sales of product derived from stenoparib in an amount between five percent (5%) and ten percent (10%) of annual sales of between $0 and $100 million, between six percent (6%) and ten percent (10%) of annual sales between $100 million and $250 million, between seven percent (7%) and eleven percent (11%) of annual sales between $250 million and $500 million, and between eleven percent (11%) and fifteen percent (15%) of annual sales in excess of $500 million.

We are obligated to pay royalties under the agreement on a country-by-country and product-by-product basis for a period that commences with the first commercial sale of a product until the later of (i) the expiration of the last to expire valid claim of any licensed patent covering such licensed product in such country; or, (ii) the expiration of regulatory-based exclusivity for such licensed product in such country or (iii) the fifteen (15) year anniversary of the date of first commercial sale of such licensed product in such country. However, the agreement may be sooner terminated without cause by us upon 120 days prior written notice, or upon written notice of a material breach of the agreement by Eisai that is not cured within 90 days (30 days for a payment default). Eisai also has the right to terminate the agreement upon written notice of a material breach of the agreement by us that is not cured within 90 days (30 days for a payment default) or in the event that we file for bankruptcy. Eisai also has the right to terminate the agreement as we did not complete a Phase 2 clinical trial before July 6, 2021, unless we elect to pay a very low seven digit extension payment.

Option to Reacquire Rights to Stenoparib

For the period of time commencing with enrollment of the first five (5) patients in a Phase 2 clinical trial pursuant to the clinical development plan and ending ninety (90) days following successful completion of such Phase 2 clinical trial, Eisai has the option to reacquire our licensed rights to develop stenoparib for a purchase price equal to the fair market value of our rights, giving effect to the stage of development of stenoparib that we have completed under the agreement. We commenced a Phase 2 clinical trial April 15, 2019 and as of the date of these consolidated financial statements, Eisai has not indicated an intention to exercise its repurchase option.

c) Development, Option and License Agreement with R-Pharm for IXEMPRA®

On March 1, 2019, the Company entered into an option to in-license the rights to any and all therapeutic and/or diagnostic uses in humans for IXEMPRA® in the European Union (Great Britain but excluding Switzerland and Lichtenstein) (the “Territory”) from R-Pharm U.S. Operating, LLC (“R-Pharm”), pursuant to a Development, Option and License Agreement (the “Option”). By an amendment to the agreement dated June 15, 2021 for no consideration, the term of the option will expire on September 1, 2022, if not exercised by us before then. As a condition to the exercise of the Option, we are required to offer R-Pharm a right to re-acquire the licensed rights from us on terms to be mutually agreed upon, including the payment to us of the fair market value of the licensed rights. Pursuant to the Option, we are solely responsible for the development of IXEMPRA® during the term of the Option within the Territory. The agreement also provides for a joint development committee consisting of four (4) members, two (2) appointed by us and two (2) appointed by R-Pharm. Decisions by the committee that must be made by a unanimous consent of the parties, with us having the tie breaking vote on matters involving our DRP Biomarker, patient selection in the mBC clinical trial and the commercialization plan and R-Pharm having the tie breaking vote on all other matters. The purpose of the committee is to implement and oversee development activities for IXEMPRA® pursuant to the clinical development plan, serves as a forum for exchanging data, information and development strategy.

Development Milestone Payments

Pursuant to the agreement, once we have exercised the Option, we have agreed to make milestone payments to R-Pharm in connection with the development of IXEMPRA® by us or our affiliates, or by a third-party (a “Program Acquirer”) that assumes control of the IXEMPRA® development program from us corresponding to: (i) upon receipt of regulatory approval for the Product for the treatment of the first indication in the first country in the Territory; and (ii) upon receipt of regulatory approval for the Product for the treatment of each additional indication in the first country in the Territory for each such additional indication. If all milestones have been achieved, and assuming only one additional indication in the second milestone is achieved, we may be obligated to pay R-Pharm up to a maximum of $12.5 million.

Royalty Payments

In addition to the milestone payments described above, once we have exercised the Option, we have agreed to pay R-Pharm royalties based on annual incremental sales of product derived from IXEMPRA® in an amount between five percent (5%) and eight percent (8%) of annual sales of between $0 and $30 million, and between eight percent (8%) and twelve percent (12%) of annual sales over $30 million.

After the Option is exercised, we would be obligated to pay royalties under the agreement on a country-by-country and product-by-product basis for a period that commences with the first commercial sale of a product until the later of (i) the expiration of the last to expire valid claim of any licensed patent covering such licensed product in such country; or, (ii) the expiration of regulatory-based exclusivity for such licensed product in such country or (iii) the seven (7) year anniversary of the date of first commercial sale of such licensed product in such country. However, the agreement may be sooner terminated without cause by us upon 90 days prior written notice, or upon written notice of a material breach of the agreement by R-Pharm that is not cured within 90 days (30 days for a payment default). R-Pharm also has the right to terminate the agreement upon written notice of a material breach of the agreement by us that is not cured within 90 days (30 days for a payment default) or in the event that we file for bankruptcy.

d) Development costs and Out-License Agreement with Smerud

In June of 2020, the Company out-licensed its secondary LiPlaCis® and 2X-111 programs to Smerud Medical Research International, the Company’s long-time CRO partner in Europe, for further Phase 2 clinical development of each program together with its DRP® companion diagnostic. The initiation, by Smerud, of the next Phase 2 clinical trials for these programs is anticipated by early 2022. Smerud will, initially, advance LiPlaCis® for the treatment of metastatic breast cancer (mBC) and advance 2X-111 for the treatment of glioblastoma multiforme (GBM). The Company will support Smerud in these studies by providing DRP® companion diagnostic analysis for screened patients in each trial. Under the license, Smerud must secure sufficient funding (whether by investment and/or by grants) for each program by/before October 1, 2021 (as extended by Amendment), otherwise either party has the right to terminate the license. The Company is eligible to receive regulatory approval milestones, totaling close to $30 million, for the two programs combined. In addition to development milestone payments we are entitled to tiered royalties on sales of each program once it/they are approved and on sale during the royalty term which is determined on a product-by-product and country-by-country basis, as the period of time commencing on the first commercial sale of any product in such country and expiring upon the latest of (a) the expiration of the last valid claim of a patent within (i) out intellectual property and/or (ii) the joint intellectual property in such country (if, but only if, such joint intellectual property arose from activities under the clinical development plan defined in the agreement), or (b) the fifteenth (15th) anniversary of the date of first commercial sale of such licensed drug in such country. For LiPlaCis® will be entitled between seven percent (7% ) and twelve percent (12%) of sales up to $250,000,000 and between twelve percent (12%) and seventeen percent (17%) of sales above $250,000,000. For 2X-111, we will be entitled to royalties between ten percent (10%) and fifteen percent (15%) of sales up to $250,000,000 and between twelve percent 12% and eighteen percent (18%) of sales above $250,000,000. The license includes industry-standard development diligence requirements and termination (e.g. for uncured material breach by either party) provisions.